Investments - Schedule of Carrying Value of Investments (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	$ 982	$ 1,538
Carrying value of investments, Non-Current	883	984
Total Investments	1,865	2,522
Investment carried at amortized cost	291	295
Investments carried at fair value through other comprehensive income	1,484	1,857
Investments carried at fair value through profit and loss	90	370
Cost | Quoted Debt Securities
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current		2
Carrying value of investments, Non-Current	291	293
Fair Value | Fixed Maturity Plan Securities
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current		23
Carrying value of investments, Non-Current	66	63
Fair Value | Commercial Paper
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	45
Fair Value | Certificates of Deposit
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	808	1,219
Fair Value | Others
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	10	5
Fair Value | Quoted Debt Securities | Fair Value Through Other Comprehensive Income
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	117	16
Carrying value of investments, Non-Current	493	597
Fair Value | Liquid Mutual Funds | Fair Value Through Profit or Loss [Member]
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Current	12	278
Fair Value | Unquoted Equity and Preference Securities
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	21	25
Fair Value | Unquoted Convertible Promissory Note | Fair Value Through Profit or Loss [Member]
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Carrying value of investments, Non-Current	$ 2	$ 1